Segments	6 Months Ended
Jun. 30, 2020
Segment reporting [abstract]
Segments

Segment reporting

18 Segments

ING Group’s segments are based on the internal reporting structures by lines of business.

The Executive Board of ING Group and the Management Board Banking set the performance targets, approve and monitor the budgets prepared by the business lines. Business lines formulate strategic, commercial, and financial plans in conformity with the strategy and performance targets set by the Executive Board of ING Group and the Management Board Banking.

Recognition and measurement of segment results are in line with the accounting policies as described in Note 1 ‘Basis for preparation and accounting policies’. Corporate expenses are allocated to business lines based on time spent by head office personnel, the relative number of staff, or on the basis of income, expenses and/or assets of the segment.

The following table specifies the segments by line of business and main sources of income of each of the segments:

Specification of the main sources of income of each of the segments by line of business
Segments of results by line of business	Main source of income
Retail Netherlands	Income from retail and private banking activities in the Netherlands, including the SME and mid-corporate segments, and the Real Estate Finance portfolio related to Dutch domestic mid-corporates. The main products offered are current and savings accounts, business lending, mortgages and other consumer lending in the Netherlands.
(Market Leaders)
Retail Belgium	Income from retail and private banking activities in Belgium (including Luxembourg), including the SME and mid-corporate segments. The main products offered are similar to those in the Netherlands.
(Market Leaders)
Retail Germany	Income from retail and private banking activities in Germany (including Austria). The main products offered are current and savings accounts, mortgages and other customer lending.
(Challengers and Growth Markets)
Retail Other	Income from retail banking activities in the rest of the world, including the SME and mid-corporate segments in specific countries. The main products offered are similar to those in the Netherlands.
(Challengers and Growth Markets)
Wholesale Banking	Income from wholesale banking activities. The main products are: lending, debt capital markets, working capital solutions, export finance, daily banking solutions, treasury and risk solutions, and corporate finance.

Specification of geographical segments
Geographical segments	Main countries
The Netherlands
Belgium	Including Luxembourg
Germany	Including Austria
Other Challengers	Australia, France, Italy, Spain, Portugal, Czech Republic, and UK Legacy and Other
Growth Markets	Poland, Romania, Turkey, Philippines and Asian bank stakes
Wholesale Banking Rest of World	UK, Americas, Asia and other countries in Central and Eastern Europe
Other	Corporate Line Banking and the run-off portfolio of Real Estate

ING Group monitors and evaluates the performance of ING Group at a consolidated level and by segment using results based on figures according to IFRS as adopted by the European Union (IFRS-EU). The Executive Board and the Management Board Banking consider this measure to be relevant to an understanding of the Group’s financial performance, because it allows investors to understand the primary method used by management to evaluate the Group’s operating performance and make decisions about allocating resources. In addition, ING Group believes that the presentation of results in accordance with IFRS-EU helps investors compare its segment performance on a meaningful basis by highlighting result before tax attributable to ongoing operations and the profitability of the segment businesses. IFRS-EU result is derived by excluding from IFRS-IASB the impact of the IFRS-EU ‘IAS 39 carve out’ adjustment.

The IFRS-EU ‘IAS 39 carve-out’ adjustment relates to fair value portfolio hedge accounting strategies for the mortgage and savings portfolios in the Benelux, Germany and Other Challengers that are not eligible under IFRS-IASB. As no hedge accounting is applied to these mortgage and savings portfolios under IFRS-IASB, the fair value changes of the derivatives are not offset by fair value changes of the hedge items (mortgages and savings).

ING Group reconciles the total segment results to the total result using Corporate Line. The Corporate Line is a reflection of capital management activities and certain income and expenses that are not allocated to the banking businesses, including a recognition of a value-added tax (VAT) refund in the first half of 2020 (recorded under expenses), while the same period of last year included a EUR 119 million gain from the release of a currency translation reserve following the sale of ING’s stake in Kotak Mahindra Bank in 2019 and the recognition of a EUR 79 million receivable related to the insolvency of a financial institution (both recorded under income). Furthermore, the Corporate Line includes the isolated legacy costs (mainly negative interest results) caused by the replacement of short-term funding with long-term funding during 2013 and 2014. ING Group applies a system of capital charging for its banking operations in order to create a comparable basis for the results of business units globally, irrespective of the business units’ book equity and the currency they operate in.

The difference between IFRS-IASB and IFRS-EU is reflected in the Wholesale segment, and in the geographical segments the Netherlands, Belgium, Germany and Other Challengers. As from the financial year 2020 the information presented to the Executive Board is no longer based on underlying results but on IFRS as endorsed by the EU. Previously monitoring and evaluation of ING Group’s segments was based on a non-GAAP financial performance measure called underlying. Underlying result was derived by excluding from IFRS-IASB the following: the impact of the IFRS-EU ‘IAS 39 carve-out’ adjustment, special items, divestments and results from former insurance related activities. In 2020 and 2019 no special items, divestments or results from former insurance related activities were recorded anymore.

The information presented in this note is in line with the information presented to the Executive Board of ING Group and Management Board Banking.

This note does not provide information on the revenue specified to each product or service as this is not reported internally and is therefore not readily available.

Reconciliation between IFRS-IASB and IFRS-EU income, expenses and net result
6 month period
1 January to 30 June	2020					2019
	Income	Expenses	Taxation	Non-controlling interests	Net result [1]	Income	Expenses	Taxation	Non-controlling interests	Net result [1]
Net result IFRS-IASB attributable to equity holder of the parent	8,688	7,623	438	36	591	8,148	5,654	740	47	1,707

Remove impact of:
Adjustment of the EU 'IAS 39 carve out' [2]	493		115		379	1,093		243		850
Result IFRS-EU3	9,182	7,623	553	36	969	9,241	5,654	983	47	2,556

1 Net result, after tax and non-controlling interests.
2 ING prepares the Form 6-K in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting impacts that applied under the EU 'carve-out' version of IAS 39. For the IFRS-EU result, the impact of the carve-out is reinstated as this is the measure at which management monitors the business.
3 Results are derived from figures in accordance with IFRS-IASB by excluding the impact of adjustment of the EU 'IAS 39 carve-out'.

ING Group Total
6 month period
1 January to 30 June	2020			2019
	INGBank N.V.	Other Banking [1]	Total	INGBank N.V.	Other Banking [1]	Total

Income
– Net interest income	6,931	–	6,931	6,950	3	6,953
– Net fee and commission income	1,507	–1	1,506	1,386	–0	1,386
– Total investment and other income	760	–16	745	896	6	902
Total income	9,198	–16	9,182	9,232	9	9,241

Expenditure
– Operating expenses	5,625	1	5,626	5,226	12	5,238
– Addition to loan loss provisions	1,997	–	1,998	416	–	416
Total expenses	7,623	1	7,623	5,643	12	5,654

Result before taxation	1,575	–17	1,558	3,590	–3	3,586
Taxation	519	34	553	954	29	983
Non-controlling interests	36		36	47	–	47
Net result IFRS-EU	1,021	–51	969	2,589	–32	2,556
Adjustment of the EU 'IAS 39 carve out'	–379		–379	–850		–850
Net result IFRS-IASB attributable to equity holder of the parent	642	–51	591	1,739	–32	1,707

1 Comprises for the most part the funding charges of ING Groep N.V. (Holding).

c. Banking activities

Segments by line of business
6 month period	2020							2019
1 January to 30 June	Retail Netherlands	Retail Belgium	Retail Germany	Retail Other	Wholesale Banking	Corporate Line	Total	Retail Netherlands	Retail Belgium	Retail Germany	Retail Other	Wholesale Banking	Corporate Line	Total

Income
– Net interest income	1,763	937	801	1,392	1,864	173	6,931	1,740	959	796	1,374	1,831	253	6,953
– Net fee and commission income	332	207	215	193	561	–2	1,506	329	188	123	212	538	–6	1,386
– Total investment and other income	175	71	59	134	354	–48	745	190	112	86	100	248	166	902
Total income	2,269	1,215	1,075	1,720	2,780	123	9,182	2,260	1,259	1,005	1,687	2,618	413	9,241

Expenditure
– Operating expenses	1,088	969	567	1,120	1,728	154	5,626	1,095	873	579	1,061	1,438	192	5,238
– Addition to loan loss provisions	139	282	14	304	1,256	3	1,998	33	58	–23	187	162	–	416
Total expenses	1,227	1,251	581	1,424	2,984	156	7,623	1,128	931	556	1,248	1,600	192	5,654

Result before taxation	1,043	–36	494	295	–204	–34	1,558	1,132	328	449	438	1,018	221	3,586
Taxation	262	9	188	85	23	–14	553	287	100	153	123	209	112	983
Non-controlling interests	–1	–	2	27	8	–0	36	–	–	1	38	8	–0	47
Net result IFRS-EU	781	–44	304	183	–235	–19	969	845	229	295	278	801	109	2,556
Adjustment of the EU 'IAS 39 carve out'					–379		–379					–850		–850
Net result IFRS-IASB	781	–44	304	183	–614	–19	591	845	229	295	278	–49	109	1,707

Geographical split of the segments
6 month period	2020								2019
1 January to 30 June	Netherlands	Belgium	Germany	Other Challengers	Growth Markets	Wholesale Banking Rest of World	Other	Total	Netherlands	Belgium	Germany	Other Challengers	Growth Markets [1]	Wholesale Banking Rest of World [1]	Other	Total
Income
– Net interest income	2,097	1,090	1,059	893	799	823	169	6,931	2,061	1,112	1,060	885	800	787	247	6,953
– Net fee and commission income	494	302	228	136	131	217	–3	1,506	487	270	142	142	156	197	–6	1,386
– Total investment and other income	197	98	80	14	203	197	–44	745	90	177	108	5	167	183	172	902
Total income	2,788	1,491	1,367	1,043	1,133	1,237	123	9,182	2,638	1,558	1,310	1,032	1,123	1,167	413	9,241

Expenditure
– Operating expenses	1,736	1,126	652	669	644	644	155	5,626	1,472	1,025	654	638	616	640	193	5,238
– Addition to loan loss provisions	320	338	241	212	205	678	3	1,998	78	99	–32	92	130	50	–	416
Total expenses	2,056	1,465	893	882	849	1,322	158	7,623	1,550	1,124	622	730	746	690	193	5,654

Result before taxation	732	26	474	162	284	–85	–35	1,558	1,088	435	689	302	377	477	219	3,586
Retail Banking	1,043	–36	494	74	222	–	–	1,796	1,132	328	449	163	275			2,348
Wholesale Banking	–310	62	–20	88	62	–85	–2	–204	–44	106	240	139	102	477	–2	1,018
Corporate Line	–	–	–	–	–	–	–34	–34							221	221
Result before taxation	732	26	474	162	284	–85	–35	1,558	1,088	435	689	302	377	477	219	3,586
Taxation	252	25	170	56	71	–10	–10	553	271	132	233	101	84	48	113	983
Non-controlling interests	–1	–	2	–	35	–	–0	36	–0	–	1		46			47
Net result IFRS-EU	481	2	302	106	178	–74	–25	969	817	303	454	201	246	429	106	2,556
Adjustment of the EU 'IAS 39 carve out'	–338	3	–97	53	–	–	–	–379	–413	–287	–160	10				–850
Net result IFRS-IASB	143	5	205	159	178	–74	–25	591	404	16	294	211	246	429	106	1,707

1) As from 2020 financials of Philippines are reported in Growth Markets while previously Wholesale Banking in Philippines was reported in WB Rest of World; historical figures have been adjusted.